Financial instruments - changes in Financial Liabilities, level 3 fair value - Subsidiary Preferred Shares and Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Balance at beginning of period	$ 153,633
Finance Costs	5,050	$ (6,115)	$ (46,147)
Balance at end of period	192,082	153,633
Subsidiary Preferred Shares
Disclosure of financial liabilities [line items]
Balance at beginning of period	118,972
Change in fair value	(8,362)	4,234
Balance at end of period	174,017	118,972
Subsidiary Preferred Shares | At fair value [member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	118,972	100,989	217,519
Value at Issuance	37,610	13,750	51,048
Conversion to preferred	25,797		4,894
Conversion to common			0
Deconsolidation			(207,346)
Accrued interest - contractual	0
Change in fair value	(8,362)	4,234	33,636
Finance Costs			1,458
Other			(112)
Cash Distribution			(108)
Balance at end of period	174,017	118,972	100,989
Subsidiary Convertible Notes
Disclosure of financial liabilities [line items]
Conversion to preferred	(25,797)
Change in fair value	175	0
Subsidiary Convertible Notes | At fair value [member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	25,000	0	9,333
Value at Issuance	2,215	25,000	1,607
Conversion to preferred	(25,797)		(4,894)
Conversion to common			(2,418)
Deconsolidation			(5,017)
Accrued interest - contractual	867
Change in fair value	175	0	1,389
Finance Costs			0
Other			0
Cash Distribution			0
Balance at end of period	$ 2,461	$ 25,000	$ 0